Taxation - Summary of Reconciliation Between Group's Effective Tax Rate and Statutory Tax Rate (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		¥ 50,495	¥ 54,476	¥ 59,788
Tax computed at the statutory tax rate		12,624	13,619	14,947
Adjustment on current income tax of previous period		(412)	(464)	(5,228)
Non-taxable income	[1]	(14,425)	(10,787)	(9,589)
Expenses not deductible for tax purposes	[1]	276	202	313
Unused tax losses		27	498	241
Others		(7)	35	97
Income tax at the effective tax rate		¥ (1,917)	¥ 3,103	¥ 781

[1]	Non-taxable income mainly includes interest income from government bonds, dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.